Offsetting Arrangements - Repo, Sec Lending Transactions Maturity By Category (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	$ 88,904
Securities lending transactions	15,590
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Gross	104,494
U.S. Treasury and agency securities
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	88,904
Securities lending transactions	249
Corporate debt securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	278
Equity securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	6,563
Other(2)
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	8,500
Overnight and Continuous
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	88,904	$ 43,072
Securities lending transactions	15,453	11,055
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Gross	104,357	54,127
Overnight and Continuous | U.S. Treasury and agency securities
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	88,904	43,072
Securities lending transactions	249	0
Overnight and Continuous | Corporate debt securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	278	35
Overnight and Continuous | Equity securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	6,426	11,020
Overnight and Continuous | Other(2)
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	8,500	$ 0
Up to 30 Days
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	0
Securities lending transactions	137
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Gross	137
Up to 30 Days | U.S. Treasury and agency securities
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	0
Securities lending transactions	0
Up to 30 Days | Corporate debt securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	0
Up to 30 Days | Equity securities
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	137
Up to 30 Days | Other(2)
Assets Sold under Agreements to Repurchase [Line Items]
Securities lending transactions	$ 0